EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information included in the Class A, Class B and Class C Prospectus and the Class I and Class R Prospectus each dated March 1, 2013, as amended August 5, 2013, for each series of Calamos Investment Trust, filed with the Securities and Exchange Commission on August 3, 2013 (Accession No. 0001193125-13-317567).